Variable Interest Entities - Operating Performance (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022
Variable Interest Entity
Financial Designation, Predecessor and Successor [Fixed List]	Successor			Predecessor	Successor
Revenue	$ 58,762	$ 302,077	$ 273,544	$ 578,602	$ 1,049,471
Expenses	117,650	350,894	325,712	707,660	2,610,384
NET LOSS	(57,938)	(52,448)	(60,790)	(146,400)	(1,561,557)
VIE
Variable Interest Entity
Revenue	844	10,839	12,914	7,580	55,237
Expenses	1,203	13,675	14,920	12,293	69,638
NET LOSS	$ (359)	$ (2,836)	$ (2,006)	$ (4,713)	$ (14,401)